UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Growth Fund Inc.
Class A [TEPLX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$108	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Growth Fund Inc. returned 12.38%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.
Templeton Growth Fund Inc.	PAGE 1	101-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	12.38	7.60	7.13
Class A (with sales charge)	6.20	6.39	6.52
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%
Templeton Growth Fund Inc.	PAGE 2	101-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	101-ATSR-1026

Templeton Growth Fund Inc.
Class C [FTGQX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$187	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Growth Fund Inc. returned 11.52%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.
Templeton Growth Fund Inc.	PAGE 1	2201-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	11.52	6.78	6.32
Class C (with sales charge)	10.54	6.78	6.32
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 10/5/2018, new Class C shares were incepted with the same fee and expense structure as the previous Class C shares (renamed Class C1 and subsequently discontinued). Performance for the new Class C shares is a blend of the old Class C1 shares’ actual performance through 10/4/2018, plus actual performance of the new Class C shares since its inception of 10/5/2018.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%
Templeton Growth Fund Inc.	PAGE 2	2201-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	2201-ATSR-1026

Templeton Growth Fund Inc.
Class R [TEGRX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$135	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Templeton Growth Fund Inc. returned 12.05%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.
Templeton Growth Fund Inc.	PAGE 1	801-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	12.05	7.32	6.86
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth Fund Inc.	PAGE 2	801-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	801-ATSR-1026

Templeton Growth Fund Inc.
Class R6 [FTGFX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$78	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Growth Fund Inc. returned 12.67%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.
Templeton Growth Fund Inc.	PAGE 1	300-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.67	7.91	7.46
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth Fund Inc.	PAGE 2	300-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	300-ATSR-1026

Templeton Growth Fund Inc.
Advisor Class [TGADX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$82	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Growth Fund Inc. returned 12.64%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the utilities and financials sectors and an underweight in the consumers staples sector contributed to relative performance for the year.
↑	Geographically, stock selection in Japan and the U.K. contributed significantly to relative performance.
↑	Samsung Electronics, Taiwan Semiconductor Manufacturing, ASM International, Honeywell International and ING Groep were the top five contributors to relative performance for the period.

Top detractors from performance:
↓
Stock selection and an underweight in the information technology sector, stock selection and an overweight in the materials sector and stock selection in the health care sector detracted from relative performance for the year.

↓	Geographically, stock selection in the U.S. was the most significant detractor.
↓	Icon, Nike, HDFC Bank, Intel Corp (underweight) and Intuit were the top five detractors from relative performance for the year.
Templeton Growth Fund Inc.	PAGE 1	601-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	12.64	7.86	7.39
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$9,155,620,861
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$63,538,349
Portfolio Turnover Rate	82.19%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Growth Fund Inc.	PAGE 2	601-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Growth Fund Inc.	PAGE 3	601-ATSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $51,085 in August 31, 2025 and $49,965 in August 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in August 31, 2025 and $10,000 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $218,342 in August 31, 2025 and $419,964 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Templeton
Growth Fund, Inc.
Financial Statements and Other Important Information
Annual | August 31, 2026
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 24
Tax Information 25
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.41 $28.09 $24.19 $20.47 $25.34
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.22 0.24 0.22 0.14
Net realized and unrealized gains (losses) ........... 3.34 2.88 3.95 3.69 (4.59)
Total from investment operations .................... 3.49 3.10 4.19 3.91 (4.45)
Less distributions from:
Net investment income .......................... (0.19) (0.29) (0.29) (0.19) (0.42)
Net realized gains ............................. (3.88) (0.49) — — —
Total distributions ............................... (4.07) (0.78) (0.29) (0.19) (0.42)
Net asset value, end of year ....................... $29.83 $30.41 $28.09 $24.19 $20.47
Total return
c
................................... 12.38% 11.38% 17.50% 19.23% (17.76)%
Ratios to average net assets
Expenses ..................................... 1.02%
d
1.03% 1.03% 1.03%
d
1.05%
d
Net investment income ........................... 0.52% 0.79% 0.94% 0.96% 0.61%
Supplemental data
Net assets , end of year (000’s) ..................... $8,537,178 $8,443,919 $8,279,320 $7,654,074 $6,913,896
Portfolio turnover rate ............................ 82.19% 75.81% 43.43% 33.07% 42.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.38 $27.29 $23.61 $20.09 $24.82
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.07) 0.01 0.02 0.05 (0.03)
Net realized and unrealized gains (losses) ........... 3.21 2.79 3.86 3.61 (4.52)
Total from investment operations .................... 3.14 2.80 3.88 3.66 (4.55)
Less distributions from:
Net investment income .......................... — (0.22) (0.20) (0.14) (0.18)
Net realized gains ............................. (3.88) (0.49) — — —
Total distributions ............................... (3.88) (0.71) (0.20) (0.14) (0.18)
Net asset value, end of year ....................... $28.64 $29.38 $27.29 $23.61 $20.09
Total return
c
................................... 11.52% 10.57% 16.56% 18.31% (18.38)%
Ratios to average net assets
Expenses ..................................... 1.77%
d
1.78% 1.77% 1.78%
d
1.80%
d
Net investment income (loss) ...................... (0.24)% 0.03% 0.07% 0.21% (0.13)%
Supplemental data
Net assets , end of year (000’s) ..................... $18,827 $22,852 $28,293 $92,670 $84,172
Portfolio turnover rate ............................ 82.19% 75.81% 43.43% 33.07% 42.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.89 $27.66 $23.86 $20.24 $25.05
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.15 0.18 0.16 0.08
Net realized and unrealized gains (losses) ........... 3.26 2.84 3.89 3.64 (4.54)
Total from investment operations .................... 3.34 2.99 4.07 3.80 (4.46)
Less distributions from:
Net investment income .......................... (0.12) (0.27) (0.27) (0.18) (0.35)
Net realized gains ............................. (3.88) (0.49) — — —
Total distributions ............................... (4.00) (0.76) (0.27) (0.18) (0.35)
Net asset value, end of year ....................... $29.23 $29.89 $27.66 $23.86 $20.24
Total return .................................... 12.05% 11.13% 17.23% 18.86% (17.95)%
Ratios to average net assets
Expenses ..................................... 1.27%
c
1.28% 1.28% 1.28%
c
1.30%
c
Net investment income ........................... 0.27% 0.55% 0.69% 0.71% 0.36%
Supplemental data
Net assets , end of year (000’s) ..................... $54,583 $53,907 $53,873 $50,808 $45,502
Portfolio turnover rate ............................ 82.19% 75.81% 43.43% 33.07% 42.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.65 $28.24 $24.27 $20.50 $25.39
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.31 0.32 0.29 0.21
Net realized and unrealized gains (losses) ........... 3.35 2.91 3.96 3.70 (4.61)
Total from investment operations .................... 3.59 3.22 4.28 3.99 (4.40)
Less distributions from:
Net investment income .......................... (0.27) (0.32) (0.31) (0.22) (0.49)
Net realized gains ............................. (3.88) (0.49) — — —
Total distributions ............................... (4.15) (0.81) (0.31) (0.22) (0.49)
Net asset value, end of year ....................... $30.09 $30.65 $28.24 $24.27 $20.50
Total return .................................... 12.67% 11.75% 17.84% 19.56% (17.50)%
Ratios to average net assets
Expenses ..................................... 0.73%
c
0.73% 0.74% 0.73%
c
0.75%
c
Net investment income ........................... 0.81% 1.09% 1.25% 1.27% 0.92%
Supplemental data
Net assets , end of year (000’s) ..................... $309,984 $306,610 $297,769 $294,490 $277,985
Portfolio turnover rate ............................ 82.19% 75.81% 43.43% 33.07% 42.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.67 $28.28 $24.31 $20.54 $25.42
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.29 0.31 0.27 0.20
Net realized and unrealized gains (losses) ........... 3.36 2.90 3.97 3.71 (4.60)
Total from investment operations .................... 3.59 3.19 4.28 3.98 (4.40)
Less distributions from:
Net investment income .......................... (0.26) (0.31) (0.31) (0.21) (0.48)
Net realized gains ............................. (3.88) (0.49) — — —
Total distributions ............................... (4.14) (0.80) (0.31) (0.21) (0.48)
Net asset value, end of year ....................... $30.12 $30.67 $28.28 $24.31 $20.54
Total return .................................... 12.64% 11.65% 17.80% 19.51% (17.53)%
Ratios to average net assets
Expenses ..................................... 0.77%
c
0.78% 0.78% 0.78%
c
0.79%
c
Net investment income ........................... 0.78% 1.04% 1.20% 1.21% 0.85%
Supplemental data
Net assets , end of year (000’s) ..................... $235,049 $217,327 $195,896 $169,293 $159,910
Portfolio turnover rate ............................ 82.19% 75.81% 43.43% 33.07% 42.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Schedule of Investments, August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 96.5%
Australia 1.7%
Rio Tinto Ltd. ................... Metals & Mining 1,280,900 $ 160,096,174
China 2.2%
BYD Co. Ltd. , H ................. Automobiles 11,167,000 123,259,652
a,b
JD.com, Inc. , ADR ................ Broadline Retail 2,924,776 82,595,674
205,855,326
Denmark 1.1%
Novo Nordisk A/S , B .............. Pharmaceuticals 2,280,212 103,266,205
France 4.9%
Airbus SE ...................... Aerospace & Defense 642,490 146,632,047
Safran SA ...................... Aerospace & Defense 499,786 195,336,438
Vinci SA ....................... Construction & Engineering 783,478 102,720,469
444,688,954
Germany 1.8%
Siemens Energy AG .............. Electrical Equipment 984,434 162,143,781
Hong Kong 2.2%
Hong Kong Exchanges & Clearing Ltd. Capital Markets 2,209,983 119,485,928
Sun Hung Kai Properties Ltd. ....... Real Estate Management & Development 5,790,145 85,521,248
205,007,176
Japan 5.4%
IHI Corp. ....................... Machinery 5,447,565 91,017,781
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 265,089 138,123,577
c
Kioxia Holdings Corp. ............. Semiconductors & Semiconductor Equipment 272,225 84,170,342
Mitsubishi Electric Corp. ........... Electrical Equipment 2,290,979 79,329,153
Mizuho Financial Group, Inc. ........ Banks 1,828,631 97,408,500
490,049,353
Netherlands 3.3%
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 50,168 85,086,611
ING Groep NV .................. Banks 6,027,021 213,359,728
298,446,339
South Korea 2.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 727,418 137,324,074
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 79,363 96,052,071
233,376,145
Taiwan 2.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 622,818 258,668,772
United Kingdom 9.3%
AstraZeneca plc ................. Pharmaceuticals 811,813 130,878,805
HSBC Holdings plc ............... Banks 10,707,767 219,331,935
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,108,275 266,414,786
SSE plc ....................... Electric Utilities 2,932,840 96,409,945
Unilever plc ..................... Personal Care Products 2,079,113 135,130,460
848,165,931
United States 59.3%
c
Advanced Micro Devices, Inc. ....... Semiconductors & Semiconductor Equipment 203,594 95,835,768
Alphabet, Inc. , A ................. Interactive Media & Services 988,531 335,457,995
c
Amazon.com, Inc. ................ Broadline Retail 1,163,515 302,246,291

Templeton Growth Fund, Inc.
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Amphenol Corp. , A ............... Electronic Equipment, Instruments &
Components 733,094 $ 116,232,054
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 1,159,855 367,500,057
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 206,471 94,644,242
c
Arista Networks, Inc. .............. Communications Equipment 468,419 91,664,914
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 859,852 171,187,935
c
Boston Scientific Corp. ............ Health Care Equipment & Supplies 2,368,960 114,420,768
BP plc ......................... Oil, Gas & Consumable Fuels 13,045,495 93,311,720
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 397,495 147,208,298
Charles Schwab Corp. (The) ........ Capital Markets 996,908 109,480,436
CNH Industrial NV ................ Machinery 8,569,730 101,379,906
ConocoPhillips .................. Oil, Gas & Consumable Fuels 832,267 110,267,055
Crown Holdings, Inc. .............. Containers & Packaging 817,835 95,187,816
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 402,194 90,296,575
HCA Healthcare, Inc. .............. Health Care Providers & Services 317,270 131,492,551
c
Intel Corp. ...................... Semiconductors & Semiconductor Equipment 750,930 67,215,744
c
IQVIA Holdings, Inc. .............. Life Sciences Tools & Services 508,797 132,892,688
JPMorgan Chase & Co. ............ Banks 283,789 101,034,560
L3Harris Technologies, Inc. ......... Aerospace & Defense 318,451 84,787,579
Linde plc ....................... Chemicals 297,977 145,883,580
Medtronic plc ................... Health Care Equipment & Supplies 1,442,161 130,731,895
Merck & Co., Inc. ................ Pharmaceuticals 1,096,758 162,056,962
Microsoft Corp. .................. Software 630,225 319,706,840
NextEra Energy, Inc. .............. Electric Utilities 2,131,266 175,488,442
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 1,785,187 394,133,586
PNC Financial Services Group, Inc.
(The) ........................ Banks 479,327 114,861,129
Progressive Corp. (The) ........... Insurance 677,895 147,835,342
S&P Global, Inc. ................. Capital Markets 230,756 100,572,695
Schneider Electric SE ............. Electrical Equipment 300,848 102,974,457
Smurfit Westrock plc .............. Containers & Packaging 2,264,500 106,205,050
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 412,077 254,292,717
United Rentals, Inc. ............... Trading Companies & Distributors 96,287 99,945,906
Visa, Inc. , A ..................... Financial Services 570,393 216,389,992
5,424,823,545
Total Common Stocks (Cost $ 6,676,605,691 ) ....................................
8,834,587,701
a a a a a
Escrows and Litigation Trusts 0.0%
c,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,676,605,691 ) .............................
8,834,587,701
Short Term Investments 4.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.4%
Australia 2.2%
Australia & New Zealand Banking Group
Ltd. , 3.62% , 9/01/26 ............. 200,000,000 200,000,000

Templeton Growth Fund, Inc.
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada 2.2%
Bank of Montreal , 3.62% , 9/01/26 .... 98,700,000 $ 98,700,000
National Bank of Canada , 3.58% ,
9/01/26 ...................... 100,800,000 100,800,000
199,500,000
Total Time Deposits (Cost $ 399,500,000 ) .......................................
399,500,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.629% ...... 1,357 1,357
Total Investments from Cash Collateral Received for Loaned Securities (Cost $ 1,357 )
1,357
a a a a a
Total Short Term Investments (Cost $ 399,501,357 ) ...............................
399,501,357
a a a
Total Investments (Cost $ 7,076,107,048 ) 100.9% ................................
$9,234,089,058
Other Assets, less Liabilities (0.9) % ...........................................
(78,468,197)
Net Assets 100.0% ...........................................................
$9,155,620,861
a a a
See Abbreviations on page 23 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at August 31, 2026. See Note 1(c).
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2026, the value of this security was $82,595,674, representing
0.9% of net assets.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,076,105,691
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,357
Value - Unaffiliated issuers (Includes securities loaned of $ 1,299 ) ..................................... $9,234,087,701
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,357
Cash .................................................................................... 35,500
Receivables:
Capital shares sold ........................................................................ 1,237,075
Dividends and interest ..................................................................... 19,921,664
Foreign tax refund ......................................................................... 3,974,162
European Union tax reclaims (Note 1 d ) ......................................................... 1,105,819
Total assets .......................................................................... 9,260,363,278
Liabilities:
Payables:
Investment securities purchased .............................................................. 88,333,249
Capital shares redeemed ................................................................... 6,960,985
Management fees ......................................................................... 5,479,485
Distribution fees .......................................................................... 1,889,896
Transfer agent fees ........................................................................ 1,682,278
Directors' fees and expenses ................................................................ 16,895
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,357
Accrued expenses and other liabilities ........................................................... 378,272
Total liabilities ......................................................................... 104,742,417
Net assets, at value ................................................................. $9,155,620,861
Net assets consist of:
Paid-in capital ............................................................................. $6,477,636,725
Total distributable earnings (losses) ............................................................. 2,677,984,136
Net assets, at value ................................................................. $9,155,620,861

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,537,177,652
Shares outstanding ........................................................................ 286,238,871
Net asset value per share
a ,b
.................................................................. $29.83
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $31.57
Class C:
Net assets, at value ....................................................................... $18,827,346
Shares outstanding ........................................................................ 657,292
Net asset value and maximum offering price per share
a ,b
............................................ $28.64
Class R:
Net assets, at value ....................................................................... $54,582,921
Shares outstanding ........................................................................ 1,867,238
Net asset value and maximum offering price per share
b
............................................. $29.23
Class R6:
Net assets, at value ....................................................................... $309,983,824
Shares outstanding ........................................................................ 10,302,144
Net asset value and maximum offering price per share
b
............................................. $30.09
Advisor Class:
Net assets, at value ....................................................................... $235,049,118
Shares outstanding ........................................................................ 7,802,974
Net asset value and maximum offering price per share
b
............................................. $30.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the year ended August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $6,272,063)
Unaffiliated issuers ........................................................................ $127,032,977
Interest:
Unaffiliated issuers ........................................................................ 14,742,314
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (766,872)
Non-controlled affiliates (Note 3 f ) ............................................................. 966,767
Other income (Note 1 d ) ...................................................................... 42,420
Total investment income ................................................................... 142,017,606
Expenses:
Management fees (Note 3 a ) ................................................................... 63,552,649
Distribution fees: (Note 3c )
    Class A ................................................................................ 21,454,808
    Class C ................................................................................ 209,266
    Class R ................................................................................ 270,204
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 4,688,441
    Class C ................................................................................ 11,323
    Class R ................................................................................ 29,532
    Class R6 ............................................................................... 61,115
    Advisor Class ............................................................................ 124,601
Custodian fees ............................................................................ 324,140
Reports to shareholders fees .................................................................. 157,476
Registration and filing fees .................................................................... 167,713
Professional fees ........................................................................... 133,030
Directors' fees and expenses .................................................................. 1,083,370
Other .................................................................................... 343,384
Total expenses ......................................................................... 92,611,052
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (14,300)
Net expenses ......................................................................... 92,596,752
Net investment income ................................................................ 49,420,854
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $2,593,297)
Unaffiliated issuers ...................................................................... 717,331,992
Foreign currency transactions ................................................................ 948,376
Net realized gain (loss) .................................................................. 718,280,368
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 303,129,115
Translation of other assets and liabilities denominated in foreign currencies .............................. (129,374)
Change in deferred taxes on unrealized appreciation ............................................... 2,357,382
Net change in unrealized appreciation (depreciation) ............................................ 305,357,123
Net realized and unrealized gain (loss) ............................................................ 1,023,637,491
Net increase (decrease) in net assets resulting from operations .......................................... $1,073,058,345

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Growth Fund, Inc.
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $49,420,854 $68,911,088
Net realized gain (loss) ................................................. 718,280,368 1,226,333,614
Net change in unrealized appreciation (depreciation) ........................... 305,357,123 (365,133,698)
Net increase (decrease) in net assets resulting from operations ................ 1,073,058,345 930,111,004
Distributions to shareholders:
Class A ............................................................. (1,101,948,522) (224,146,961)
Class C ............................................................. (2,855,185) (700,632)
Class R ............................................................. (6,932,535) (1,447,285)
Class R6 ............................................................ (40,483,831) (8,321,351)
Advisor Class ........................................................ (29,327,348) (5,566,735)
Total distributions to shareholders .......................................... (1,181,547,421) (240,182,964)
Capital share transactions: (Note 2 )
Class A ............................................................. 194,701,959 (478,849,234)
Class C ............................................................. (3,545,015) (6,920,151)
Class R ............................................................. 1,444,433 (4,017,103)
Class R6 ............................................................ 6,586,743 (15,083,643)
Advisor Class ........................................................ 20,306,636 4,406,540
Total capital share transactions ............................................ 219,494,756 (500,463,591)
Net increase (decrease) in net assets ................................... 111,005,680 189,464,449
Net assets:
Beginning of year ....................................................... 9,044,615,181 8,855,150,732
End of year ........................................................... $9,155,620,861 $9,044,615,181

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective December 31, 2026, Templeton Growth Fund, Inc.
will be renamed Templeton Global Equity Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were 2.7 million shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares: 8525446 –
Shares sold
a
................................... 12,298,258 $359,337,508 9,332,718 $258,245,766
Shares issued in reinvestment of distributions .......... 34,161,216 952,757,514 6,995,291 189,222,657
Shares redeemed ............................... (37,860,316) (1,117,393,063) (33,452,613) (926,317,657)
Net increase (decrease) .......................... 8,599,158 $194,701,959 (17,124,604) $(478,849,234)
Class C Shares: 379297 –
Shares sold ................................... 80,577 $2,289,519 102,124 $2,730,766
Shares issued in reinvestment of distributions .......... 104,902 2,825,003 26,476 695,513
Shares redeemed
a
.............................. (305,906) (8,659,537) (387,470) (10,346,430)
Net increase (decrease) .......................... (120,427) $(3,545,015) (258,870) $(6,920,151)
Class R Shares: 80469 –
Shares sold ................................... 116,383 $3,363,944 110,266 $3,035,532
Shares issued in reinvestment of distributions .......... 253,197 6,932,535 54,348 1,447,285
Shares redeemed ............................... (306,063) (8,852,046) (308,600) (8,499,920)
Net increase (decrease) .......................... 63,517 $1,444,433 (143,986) $(4,017,103)
Class R6 Shares: 241293 –
Shares sold ................................... 385,629 $11,436,987 340,461 $9,584,370
Shares issued in reinvestment of distributions .......... 1,439,268 40,414,642 305,333 8,305,070
Shares redeemed ............................... (1,527,529) (45,264,886) (1,184,456) (32,973,083)
Net increase (decrease) .......................... 297,368 $6,586,743 (538,662) $(15,083,643)
Advisor Class Shares: (875115) –
Shares sold ................................... 1,342,021 $39,967,847 1,229,889 $34,418,775
Shares issued in reinvestment of distributions .......... 1,018,489 28,639,889 199,706 5,438,005
Shares redeemed ............................... (1,642,491) (48,301,100) (1,272,499) (35,450,240)
Net increase (decrease) .......................... 718,019 $20,306,636 157,096 $4,406,540
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2026, the gross effective investment management fee rate was 0.691% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans,
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$2,255,818 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies of such fund.
Management fees paid by the Fund are generally waived on assets invested in affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. For securities lending cash collateral invested in affiliated management investment companies, however, the applicable waiver is subject to a contractual cap and may not fully offset the fees attributable to those investments.
During the year ended August 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $149,557
CDSC retained .............................................................................. $2,355
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2026.
4. Income Taxes
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $— $571,455,778 $(571,454,421) $— $— $1,357 1,357 $966,767
Total Affiliated Securities ... $— $571,455,778 $(571,454,421) $— $— $1,357 $966,767
2026 2025
Distributions paid from:
Ordinary income .......................................................... $70,145,730 $89,884,187
Long term capital gain ...................................................... 1,111,401,691 150,298,777
$1,181,547,421 $240,182,964
Cost of investments .......................................................................... $7,081,207,676
Unrealized appreciation ........................................................................ $2,269,934,700
Unrealized depreciation ........................................................................ (117,053,318)
Net unrealized appreciation (depreciation) .......................................................... $2,152,881,382
Distributable earnings:
Undistributed ordinary income ................................................................... $6,571,979
Undistributed long term capital gains .............................................................. 519,611,583
Total distributable earnings ..................................................................... $526,183,562
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, aggregated
$7,246,654,084 and $8,112,759,473, respectively.
At August 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,357 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2026, the Fund did not use the
Global Credit Facility.

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 160,096,174 $ — $ 160,096,174
China ............................... 82,595,674 123,259,652 — 205,855,326
Denmark ............................. — 103,266,205 — 103,266,205
France ............................... — 444,688,954 — 444,688,954
Germany ............................. — 162,143,781 — 162,143,781
Hong Kong ........................... — 205,007,176 — 205,007,176
Japan ............................... — 490,049,353 — 490,049,353
Netherlands ........................... — 298,446,339 — 298,446,339
South Korea .......................... — 233,376,145 — 233,376,145
Taiwan ............................... 258,668,772 — — 258,668,772
United Kingdom ........................ — 848,165,931 — 848,165,931
United States .......................... 5,228,537,368 196,286,177 — 5,424,823,545
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 1,357 399,500,000 — 399,501,357
Total Investments in Securities ........... $5,569,803,171 $3,664,285,887
c
$— $9,234,089,058
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $3,264,785,887, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
9. Operating Segments
(continued)

Templeton Growth Fund, Inc.
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Directors and Shareholders of Templeton Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth Fund, Inc. (the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended
August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, private placement agent, transfer agent and brokers; when replies were not received from the private placement agent or broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Growth Fund, Inc.
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $1,133,843,476
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $33,679,464
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $119,585,761
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $4,155,351
Section 163(j) Interest Earned §163(j) $3,726,148
Interest Earned from Federal Obligations Note (1) $11,694

Templeton Growth Fund, Inc.

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON GROWTH FUND, INC.
(Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Directors),
reviewed and approved the continuance of the investment management agreement between Templeton Global Advisors
Limited and the Fund (Management Agreement). The Independent Directors received advice from and met separately with
Independent Director counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Director counsel on behalf of the Independent Directors in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Directors held a virtual contract renewal meeting at which the Independent
Directors first conferred amongst themselves and Independent Director counsel about contract renewal matters, and then met with management to request additional information that the Independent Directors also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Growth Fund, Inc.

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Directors, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s
Advisor Class performance information.
The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap value funds. The
Board noted that the Fund’s annualized total return for the five- and 10-year periods was below the median of its Performance
Universe, but for the one- and three-year periods was above the median of its Performance Universe. The Board concluded that the performance was satisfactory.

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund, two other global multi-cap value funds, three global multi-cap core funds and one global multi-cap growth fund. The Board noted that the Management Rate for the Fund was 3.8 basis points above the median and in the fifth quintile (most expensive) of its Expense Group. The Board further noted that the actual total expense ratio for the Fund was 4.2 basis points above the median of its Expense Group. The Board further noted that the
Fund’s non-management expenses were the second lowest in its Expense Group. The Board discussed the above median
Management Rate and actual total expense ratio with management and management explained that the Fund is meaningfully larger than the peers in its Expense Group with $8.6 billion in assets under management (AUM) versus the AUM of its peers ranging from approximately $661 million to $3.1 billion. Management further explained that the relationship between the size of the Fund and the Fund’s expenses is not purely linear, particularly for the Fund’s actively managed global strategies, which results in the Fund, given its size, having to conduct substantially greater global research and manage increased execution complexity. Management also explained that, while certain fixed costs benefit from scale, efficiencies are often reinvested into research, trading infrastructure, and risk oversight in an effort to sustain and enhance performance, noting that the
Management Rate breakpoint schedule reflects a reduction of an additional two basis points when the Fund’s AUM reaches
$10 billion. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TGAL and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board further considered management’s view that, while certain fixed costs benefit from scale, efficiencies are often reinvested into research, trading infrastructure and risk oversight to sustain and enhance performance. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

105-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Growth Fund, Inc.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026